INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
Schedule of total gross carrying value and accumulated amortization of intangible assets

	Telecommunications licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Total
Cost
As of January 1, 2016	1,761	827	564	1,738	313	5,203
Acquisition in Pakistan (Note 5)	70	1	30	100	—	201
Additions	164	176	—	—	(11)	329
Disposals	(16)	(63)	—	(6)	(15)	(100)
Transfer	—	11	—	—	(11)	—
Translation adjustment	38	86	(17)	21	(13)	115

As of December 31, 2016	2,017	1,038	577	1,853	263	5,748
Reclassified to assets held for sale (Note 5)	(8)	—	—	—	—	(8)
Additions	332	178	—	—	8	518
Disposals	(38)	(93)	—	—	(9)	(140)
Transfer	—	4	—	—	(4)	—
Translation adjustment	(110)	(25)	(25)	(44)	(21)	(225)

As of December 31, 2017	2,193	1,102	552	1,809	237	5,893

Accumulated amortization and impairment
As of January 1, 2016	(705)	(458)	(189)	(1,401)	(226)	(2,979)
Amortization charge for the year	(161)	(187)	(37)	(97)	(15)	(497)
Disposals	16	60	—	6	13	95
Impairment	(12)	(2)	—	—	—	(14)
Translation adjustment	(27)	(71)	7	(24)	19	(96)

As of December 31, 2016	(889)	(658)	(219)	(1,516)	(209)	(3,491)
Reclassified to assets held for sale	6	—	—	—	—	6
Amortization charge for the year	(160)	(206)	(83)	(75)	(13)	(537)
Disposals	37	91	—	—	8	136
Translation adjustment	69	22	12	37	21	161

As of December 31, 2017	(937)	(751)	(290)	(1,554)	(193)	(3,725)

Net book value
As of January 1, 2016	1,056	369	375	337	87	2,224
As of December 31, 2016	1,128	380	358	337	54	2,257
As of December 31, 2017	1,256	351	262	255	44	2,168